UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  04/24/08
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   106,663
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101     1056 89600.000SH       SOLE                79600.000         10000.000
3M Company                     COM              88579y101      728     9200 SH       SOLE                     8000              1200
AT&T Inc.                      COM              00206r102      771    20143 SH       SOLE                    19043              1100
Abercrombie & Fitch            CL A             002896207      673     9200 SH       SOLE                     8850               350
American Express               COM              025816109      317     7250 SH       SOLE                     6600               650
Apache Corp                    COM              037411105     1855    15350 SH       SOLE                    14550               800
Apple Inc                      COM              037833100     2899    20200 SH       SOLE                    19300               900
BHP Billiton ADR               SPONSORED ADR    05545E209      372     5650 SH       SOLE                     5200               450
Berkshire Hathaway A           CL A             084670108     1734       13 SH       SOLE                       10                 3
Berkshire Hathaway B           CL B             084670207     6893     1541 SH       SOLE                     1434               107
Boeing Co                      COM              097023105     1716    23075 SH       SOLE                    21625              1450
Burlington Northern Santa Fe   COM              12189T104     1300    14100 SH       SOLE                    13550               550
C.H. Robinson Worldwide        COM NEW          12541w209     1686    31000 SH       SOLE                    30100               900
Chevron                        COM              166764100     3294    38587 SH       SOLE                    36053              2534
Cisco Systems Inc              COM              17275R102     2332    96783 SH       SOLE                    90118              6665
City National Corp             COM              178566105      458     9264 SH       SOLE                     7264              2000
Colonial Properties Trust      SH BEN INT       195872106      916    38100 SH       SOLE                    35350              2750
Companhia Vale Do Rio ADR      SPONSORED ADR    204412209     2080    60050 SH       SOLE                    56050              4000
ConocoPhillips                 COM              20825c104     2252    29550 SH       SOLE                    27950              1600
Consolidated Tomoka Land       COM              210226106      619    11051 SH       SOLE                    11051
Costco Wholesale Corp          COM              22160K105     1947    29975 SH       SOLE                    27975              2000
Dentsply International         COM              249030107     2019    52307 SH       SOLE                    47707              4600
Ebay Inc                       COM              278642103     2225    74580 SH       SOLE                    68780              5800
Expeditors Intl Wash           COM              302130109     4794   106107 SH       SOLE                    98957              7150
Exxon Mobil                    COM              30231g102     3318    39230 SH       SOLE                    36397              2833
FedEx Corporation              COM              31428x106     1464    15800 SH       SOLE                    13900              1900
Gabelli Global Gold Nat Res In SHS BEN INT      36244N109      712    27081 SH       SOLE                    26381               700
Genco Shipping & Trading Ltd   SHS              Y2685T107     1783    31600 SH       SOLE                    30500              1100
Genentech                      COM NEW          368710406      248     3050 SH       SOLE                     3050
General Dynamics               COM              369550108     3593    43093 SH       SOLE                    40943              2150
General Electric Co            COM              369604103     1899    51314 SH       SOLE                    46502              4812
Goldman Sachs                  COM              38141g104     1641     9925 SH       SOLE                     9425               500
Google Inc                     CL A             38259P508      738     1675 SH       SOLE                     1601                74
Hershey Foods                  COM              427866108      215     5700 SH       SOLE                     5650                50
Home Depot Inc                 COM              437076102      513    18355 SH       SOLE                    18155               200
IBM                            COM              459200101      380     3300 SH       SOLE                     3300
Jacobs Engineering Group Inc   COM              469814107     1796    24400 SH       SOLE                    23750               650
Johnson & Johnson              COM              478160104     3379    52090 SH       SOLE                    47770              4320
Lehman Bros Holdings           COM              524908100      461    12250 SH       SOLE                    12050               200
Leucadia National              COM              527288104     2985    66000 SH       SOLE                    62600              3400
Manulife Financial Corp        COM              56501r106      399    10500 SH       SOLE                    10500
McDonalds Corp                 COM              580135101     1529    27408 SH       SOLE                    26608               800
Microsoft Corp                 COM              594918104     1065    37532 SH       SOLE                    36932               600
Mission West Properties        COM              605203108      319    33721 SH       SOLE                    30121              3600
Novartis AG ADR                SPONSORED ADR    66987v109      856    16700 SH       SOLE                    15500              1200
Paychex, Inc                   COM              704326107     1204    35150 SH       SOLE                    32550              2600
Pengrowth Energy               TR UNIT NEW      706902509      275    14400 SH       SOLE                    12400              2000
Plum Creek Timber              COM              729251108     2082    51150 SH       SOLE                    45750              5400
Procter & Gamble               COM              742718109      581     8295 SH       SOLE                     8295
Prologis                       SH BEN INT       743410102     1264    21473 SH       SOLE                    19204              2269
Public Storage Inc             COM              74460d109     1507    17000 SH       SOLE                    16050               950
Schlumberger Limited           COM              806857108      794     9122 SH       SOLE                     8172               950
Seaboard Corp                  COM              811543107      365      233 SH       SOLE                      220                13
Singapore Fund                 COM              82929L109      321    22950 SH       SOLE                    21750              1200
St. Joe Company                COM              790148100      580    13500 SH       SOLE                    12500              1000
Stryker Corp                   COM              863667101     3152    48454 SH       SOLE                    44653              3800
Suncor Energy                  COM              867229106     2864    29725 SH       SOLE                    27625              2100
Swiss Helvetia Fund            COM              870875101      325    20001 SH       SOLE                    17422              2579
Sysco                          COM              871829107      214     7361 SH       SOLE                     5961              1400
T. Rowe Price Group Inc        COM              74144T108      893    17850 SH       SOLE                    17650               200
Tata Motors ADR                SPONSORED ADR    876568502      321    20550 SH       SOLE                    20450               100
Texas Instruments Inc          COM              882508104     2312    81774 SH       SOLE                    74623              7151
Thor Industries                COM              885160101      330    11100 SH       SOLE                    10900               200
U.S. Bancorp                   COM NEW          902973304     2314    71500 SH       SOLE                    68500              3000
UTi Worldwide                  ORD              G87210103     1497    74550 SH       SOLE                    68050              6500
United Technologies            COM              913017109     2330    33850 SH       SOLE                    32650              1200
Verizon Communications         COM              92343V104      622    17059 SH       SOLE                    16409               650
Wal-Mart Stores                COM              931142103      337     6400 SH       SOLE                     6200               200
Wells Fargo & Co               COM              949746101     1103    37900 SH       SOLE                    34900              3000
Wrigley (Wm) Jr                COM              982526105     1596    25400 SH       SOLE                    24050              1350
Zebra Technologies Cl A        CL A             989207105     1003    30100 SH       SOLE                    27600              2500
iShares MSCI Japan Index       MSCI JAPAN       464286848      612    49450 SH       SOLE                    48050              1400
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      319    24950 SH       SOLE                    24000               950
streetTRACKS Gold Trust        GOLD SHS         863307104     1320    14600 SH       SOLE                    13600              1000